Summary of Significant Accounting Policies - Schedule of Changes in Deferred Contact Costs (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Changes in Deferred Contact Costs [Abstract]
Beginning balance	¥ 27,628	¥ 7,871
Capitalization of costs	170,764	27,628
Amortization	(22,128)	(7,871)
Ending Balance	¥ 176,264	¥ 27,628